Trade and other receivables - transfer of financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of transferred financial assets [Line Items]
Fair Value of Assets Representing Derecognised Financial Assets	€ 5,427	€ 7,301
Trade receivables [member]
Disclosure of transferred financial assets [Line Items]
Fair Value of Assets Representing Derecognised Financial Assets	3,756	5,777
Loans And Advances To Customers [Member]
Disclosure of transferred financial assets [Line Items]
Fair Value of Assets Representing Derecognised Financial Assets	1,671	1,524
FCA Bank S.p.A [Member]
Disclosure of transferred financial assets [Line Items]
Fair Value of Assets Representing Derecognised Financial Assets	€ 3,420	€ 4,686